CAPITAL STRUCTURE - Shares Issued By Company - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital Structure [Line Items]
Treasury shares, shares	10,823,770	12,935,230
New Shares Issued [Member]
Capital Structure [Line Items]
Treasury shares, shares	10,823,770	12,917,017
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		940,419
Ordinary Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	0	940,419	0
Treasury Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		(940,419)
Issuance of shares for restricted shares vested (in shares)	303,318	136,809	1,068,534
Exercise of share options (in shares)	1,789,929	1,368,747	928,299
Treasury Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	0	940,419	0
Issuance of shares for restricted shares vested (in shares)	303,318	136,809	1,068,534
Exercise of share options (in shares)	1,789,929	1,368,747	928,299